COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
14. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

Legal Proceedings

The Company may from time to time become a party to various legal proceedings arising in the ordinary course of our business. The Company is currently not a party to any pending legal proceeding that is not ordinary routine litigation incidental to our business.

Properties and Operating Leases

The Company is obligated under the following non-cancelable operating leases for its various facilities and certain equipment.

Years Ended June 30,	Total
2019	$86,190
2020	90,379
2021	32,456
2022	-
2023	-
Beyond	-
Total	$209,025

Corporate Offices

On April 13, 2017, the Company leased our executive office located at 500 Union Street, Suite 810, Seattle, Washington, USA, 98101. The Company leases 943 square feet and the net monthly payment is $2,672. The monthly payment increases approximately 3% each year and the lease expires on May 31, 2022.

Lab Facilities and Executive Offices

On May 1, 2018, the Company leased its lab facilities and executive offices located at 304 Alaskan Way South, Suite 102, Seattle, Washington, USA, 98101. The Company leases 2,800 square feet and the net monthly payment is $4,000. The lease expires on April 30, 2019.

TransTech Facilities

TransTech is located at 12142 NE Sky Lane, Suite 130, Aurora, OR 97002. TransTech leases a total of approximately 6,340 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations. Effective December 1, 2017, TransTech leases this office from December 1, 2017 at $4,465 per month. The monthly payment increases approximately 3% each year and the lease expires on January 31, 2020. Until December 1, 2017, TransTech leased this office on a month to month basis at $6,942 per month.

Consulting Agreement with Phillip A. Bosua

On July 7, 2017, the Company entered into a Consulting Agreement with Phillip A. Bosua whereby Mr. Bosua can earn up to 200,000 shares of the Company’s company stock based on achieving certain product development and funding milestones.

On March 1, 2018, the Company entered into a Consulting and Services Agreement with Blaze, Inc. and Mr. Bosua. The Consulting Agreement supersedes the Consulting Relationship Letter dated July 6, 2017 between the Company and Mr. Bosua. Under the terms of the Consulting Agreement, Blaze and Mr. Bosua are performing certain development work on behalf of the Company related to potential products for the consumer marketplace. The Consulting Agreement is deemed to be effective as of the date of the July 7, 2017 Consulting Relationship Letter and is effective until the completion of services or earlier termination in accordance with the terms of the Agreement.

On April 10, 2018, the Company terminated the Consulting and Services Agreement with Blaze, Inc. and Mr. Bosua.

Entry into Employment Agreement with Phillip A. Bosua, Chief Executive Officer

Phillip A. Bosua was appointed the Company’s CEO on April 10, 2018.  On April 10, 2018, the Company entered into an Employment Agreement with Mr. Bosua reflecting his appointment as Chief Executive Officer. The Employment Agreement is for an initial term of 12 months (subject to earlier termination) and will be automatically extended for additional 12-month terms unless either party notifies the other party of its intention to terminate the Employment Agreement. Mr. Bosua will be paid a base salary of $225,000 per year and may be entitled to bonuses and equity awards at the discretion of the Board or a committee of the Board. The Employment Agreement provides for severance pay equal to 12 months of base salary if Mr. Bosua is terminated without “cause” or voluntarily terminates his employment for “good reason.”

Entry into Employment and Amended Employment Agreements with Ronald P. Erickson

On August 4, 2017, the Board of Directors approved an Employment Agreement with Ronald P. Erickson pursuant to which the Company engaged Mr. Erickson as the Company’s Chief Executive Officer through December 31, 2018.

Mr. Erickson’s annual compensation is $180,000. Mr. Erickson is also entitled to receive an annual bonus and equity awards compensation as approved by the Board. The bonus should be paid no later than 30 days following earning of the bonus.

Mr. Erickson will be entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements.

If the Company terminates Mr. Erickson’s employment at any time prior to the expiration of the Term without Cause, as defined in the Employment Agreement, or if Mr. Erickson terminates his employment at any time for “Good Reason” or due to a “Disability”, Mr. Erickson will be entitled to receive (i) his Base Salary amount for one year; and (ii) medical benefits for eighteen months.

On April 10, 2018, the Company appointed Mr. Bosua as Chief Executive Officer of the Company, replacing Ronald P. Erickson, who remains Chairman of the Company. On April 10, 2018, the Company entered into an Amended Employment Agreement for Ronald P. Erickson which amends the Employment Agreement dated July 1, 2017. The Agreement expires March 21, 2019.

Legal Proceedings

The Company may from time to time become a party to various legal proceedings arising in the ordinary course of our business. The Company is currently not a party to any pending legal proceeding that is not ordinary routine litigation incidental to our business.

Entry into Employment Agreement with Ronald P. Erickson, Chief Executive Officer

On August 4, 2017, the Board of Directors approved an Employment Agreement with Ronald P. Erickson pursuant to which the Company engaged Mr. Erickson as the Company’s Chief Executive Officer through June 30, 2018.

Mr. Erickson’s annual compensation is $180,000. Mr. Erickson is also entitled to receive an annual bonus and equity awards compensation as approved by the Board. The bonus should be paid no later than 30 days following earning of the bonus.

Mr. Erickson will be entitled to participate in all group employment benefits that are offered by the Company to the Company’s senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements.

If the Company terminates Mr. Erickson’s employment at any time prior to the expiration of the Term without Cause, as defined in the Employment Agreement, or if Mr. Erickson terminates his employment at any time for “Good Reason” or due to a “Disability”, Mr. Erickson will be entitled to receive (i) his Base Salary amount for one year; and (ii) medical benefits for eighteen months.

Properties and Operating Leases

The Company is obligated under the following non-cancelable operating leases for its various facilities and certain equipment.

Years Ended September 30,	Total
2018	$75,726
2019	119,600
2020	73,450
2021	-
2022	-
Beyond	-
Total	$268,776

Corporate Offices

On April 13, 2017, the Company leased its executive office located at 500 Union Street, Suite 810, Seattle, Washington, USA, 98101. The Company leases 943 square feet and the net monthly payment is $2,672. The monthly payment increases approximately 3% each year and the lease expires on May 31, 2022.

TransTech Facilities

TransTech is located at 12142 NE Sky Lane, Suite 130, Aurora, OR 97002. TransTech leases a total of approximately 6,340 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations. Effective December 1, 2017, TransTech leases this office from December 1, 2017 at $4,465 per month. The monthly payment increases approximately 3% each year and the lease expires on January 31, 2020. Until December 1, 2017, TransTech leased this office on a month to month basis at $6,942 per month.